Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares
Statement Of Financial Position [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	114,055,137	11,805
Common stock, shares outstanding (in shares)	114,054,851	11,750
Treasury stock, at cost (in shares)	1	1